Consolidated and Combined Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 4,856,320	$ 3,371,037	$ 2,403,552
Cost of sales	(3,298,046)	(2,069,772)	(1,804,622)
Gross profit	1,558,274	1,301,265	598,930
Other operating income	1,331,816	31,282	49,977
Finance income	3,856	123
Distribution expenses	(205,601)	(273,487)	(160,855)
Administrative expenses	(3,497,725)	(2,400,790)	(1,929,680)
Other operating expenses	(1,235,928)	(1,128,526)	(917,524)
Share result of associates	14,449	(10,760)	3,421
Loss from operations	(2,030,859)	(2,480,893)	(2,355,731)
Finance costs	(50,459)	(48,283)	(42,844)
Loss before tax	(2,081,318)	(2,529,176)	(2,398,575)
Income tax expense	(5,137)	(95,562)	7,414
Loss for the financial year	(2,086,455)	(2,624,738)	(2,391,161)
Other comprehensive (loss)/income, net of income tax
Change in fair value of other investment	(76,988)
Foreign currency translation	(182,082)	57,830	(121,298)
Other comprehensive (loss)/income for the financial year	(259,070)	57,830	(121,298)
Total comprehensive loss for the financial year	(2,345,525)	(2,566,908)	(2,512,459)
Loss for the financial year attributable to:
Owners of the Company	(2,008,428)	(2,513,573)	(2,304,026)
Non-controlling interests	(78,027)	(111,165)	(87,135)
Loss for the financial year	(2,086,455)	(2,624,738)	(2,391,161)
Total comprehensive loss for the financial year attributable to:
Owners of the Company	(2,267,498)	(2,455,743)	(2,425,324)
Non-controlling interests	(78,027)	(111,165)	(87,135)
Total comprehensive loss for the financial year	$ (2,345,525)	$ (2,566,908)	$ (2,512,459)
Loss per share - basic	$ (0.02)	$ (0.02)	$ (0.01)
Loss per share - diluted	$ (0.02)	$ (0.02)	$ (0.01)